Summary of Significant Policies, Judgements, Estimates and Assumptions - Recent Accounting Pronouncements, Adopted (Details) - Dec. 31, 2022 € in Millions, $ in Millions	EUR (€)	USD ($)
Interest rate swaps
Disclosure of financial assets [line items]
Notional Amount | $		$ 795
Interest rate swaps | Interest Rate Swap Maturing 2023
Disclosure of financial assets [line items]
Notional Amount | $		19
Interest rate swaps | Interest Rate Swap Maturing 2024
Disclosure of financial assets [line items]
Notional Amount | $		624
Interest rate swaps | Interest Rate Swap Maturing 2026
Disclosure of financial assets [line items]
Notional Amount | $		$ 152
Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets [line items]
Notional Amount | €	€ 475
Cross currency swaps (receive euros/pay US$) | Cross Currency Swap, Three-Month LIBOR, Maturing 2024
Disclosure of financial assets [line items]
Notional Amount | €	83
Cross currency swaps (receive euros/pay US$) | Cross Currency Swap, Six-Month LIBOR, Maturing 2024
Disclosure of financial assets [line items]
Notional Amount | €	335
Cross currency swaps (receive euros/pay US$) | Cross Currency Swap Maturing 2026
Disclosure of financial assets [line items]
Notional Amount | €	€ 57